Investment Objectives and Goals - Deer Park Total Return Credit Fund	Jan. 27, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Deer Park Total Return Credit Fund (the “Fund”) seeks income and capital appreciation.